              LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R SUPPLEMENT DATED JANUARY 9, 2001 TO THE PROSPECTUS DATED MAY 1, 2000


Please review this supplement carefully and keep it with your Prospectus, for reference.

The Fund Expense Tables on page 23 of the Lincoln SVUL Prospectus and page 6 of the Lincoln SVUL-II Prospectus are amended, as follows:

The entries in the Table for the Delaware Devon Series Standard Class and the Delaware High-Yield Series (formerly Delchester) Standard Class are deleted, and replaced with the following:

                                                                                TOTAL
                                                                                ANNUAL                  TOTAL FUND
                                                                                 FUND                    OPERATING
                                                                              OPERATING                  EXPENSES
                                                                               EXPENSES       TOTAL        WITH
                                                                               WITHOUT       WAIVERS      WAIVERS
                                           MANAGEMENT    12(b)1     OTHER     WAIVERS OR       AND          AND
               FUND                          FEES(1)       FEE     EXPENSES   REDUCTIONS    REDUCTIONS   REDUCTIONS
--------------------------------------   -------------- -------- ----------- ------------- ------------ ------------
Delaware Devon Series Standard
  Class (3a). . . . . . . . . . . . .         0.65%        N/A      0.12%         0.77%         N/A         0.77%
Delaware High Yield Series (formerly
 Delchester) Standard Class (3c). . .         0.65%        N/A      0.09%         0.74%         N/A         0.74%